Shareholder Report, Average Annual Return (Details) 192137_AAM Brentview Dividend Growth ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	21 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
AAM Brentview Dividend Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AAM Brentview Dividend Growth ETF NAV
Average Annual Return, Percent		26.26%	16.98%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		31.05%	19.01%